Additional information-condensed financial statements of Weibo Corporation (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Statements of Cash flow
Net cash provided by (used in) operating activities		$ 181,971		$ (19,412)	[1]	$ (1,950)	[1]
Purchase of short-term investments		(149,374)		(230,161)	[1]	(250,000)	[1]
Maturity of short-term investments		216,615		321,208	[1]	117,564	[1]
Investments and prepayments on equity investments		(268,758)		(54,383)	[1]	(17,672)	[1]
Net cash provided by (used in) investing activities		(228,310)		13,917	[1]	(161,647)	[1]
Proceeds from issuance of preferred shares and ordinary shares to Alibaba	[1]					585,799
Proceeds from IPO, net of commission	[1]			306,491
Repayment of amount due to SINA		(2,863)		(269,042)	[1]	(159,816)	[1]
Others	[1]					(989)
Net cash provided by financing activities		4,959		43,663	[1]	408,214	[1]
Cash and cash equivalents at the beginning of the year	[1]	284,865	[2]	249,099		4,351
Cash and cash equivalents at the end of the year		237,440		284,865	[1],[2]	249,099	[1]
Weibo Corporation
Statements of Cash flow
Net cash provided by (used in) operating activities		5,317		(627)		(12,320)
Purchase of short-term investments		(148,863)		(230,161)		(250,000)
Maturity of short-term investments		218,762		321,208		117,564
Investments and prepayments on equity investments		(247,200)		(15,096)
Investment in subsidiaries		(4,978)		(68,873)		(93,781)
Net cash provided by (used in) investing activities		(182,279)		7,078		(226,217)
Proceeds from issuance of preferred shares and ordinary shares to Alibaba						585,799
Proceeds from IPO, net of commission				301,270
Repayment of amount due to SINA				(255,688)		(117,564)
Others		7,822		(4,954)		(46,865)
Net cash provided by financing activities		7,822		40,628		421,370
Net increase (decrease) in cash and cash equivalents		(169,140)		47,079		182,833
Cash and cash equivalents at the beginning of the year		229,950		182,871		38
Cash and cash equivalents at the end of the year		60,810		229,950		182,871
Supplemental schedule of non-cash investing and financing activities
Investment in subsidiaries and VIE directly financed by SINA		$ 17,582		$ 6,413		$ 17,090

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).